STOCK-BASED COMPENSATION - Additional Information (Details) $ / shares in Units, $ in Millions		5 Months Ended	12 Months Ended
	Sep. 07, 2016 $ / shares shares	Feb. 03, 2017 USD ($) $ / shares shares	Feb. 02, 2018 USD ($) option_period $ / shares shares	Feb. 03, 2017 USD ($) $ / shares shares	Sep. 06, 2016 $ / shares	Jan. 29, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP withholdings included in accrued and other liabilities		$ 7,406	$ 8,026	$ 7,406
Employee Stock Option | Entity Common Stock, Shares Outstanding - Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	3 years
Option exercise price (in dollars per share) | $ / shares	$ 27.5
Dell Technologies Inc. 2013 Stock Incentive Plan | Class V Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares) | shares	500,000
Dell Technologies Inc. 2013 Stock Incentive Plan | Entity Common Stock, Shares Outstanding - Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares) | shares	75,000,000
Dell Technologies Inc. 2013 Stock Incentive Plan | Time-Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Expected dividend yield				0.00%
Dell Technologies Inc. 2013 Stock Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 years
Number of outstanding awards (in shares) | shares			5,000,000
Dell Technologies Inc. 2013 Stock Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested			$ 45	$ 50
Intrinsic value of options exercised			62	18
Unrecognized stock-based compensation expense			$ 45
Unvested stock options, weighted-average recognition period			1 year 7 months
Tax benefit realized from stock options exercised			$ 21	$ 6
Award expiration period	10 years
Option exercise price (in dollars per share) | $ / shares		$ 14.75	$ 14.80	$ 14.75		$ 14.30
Granted (in shares) | shares	1,800,000		0	2,000,000
Dell Technologies Inc. 2013 Stock Incentive Plan | Performance-Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares granted (in shares) | shares			0
Weighted-average leverage adjustment period			5 years	5 years
Expected dividend yield				0.00%
Dell Technologies Inc. 2013 Stock Incentive Plan | Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested stock options, weighted-average recognition period			1 year 8 months
Fair value of restricted stock awards vested			$ 37
Unrecognized stock-based compensation expense			$ 78
Number of outstanding awards (in shares) | shares			7,000,000
Intrinsic value			$ 246
Intrinsic value of options vested			$ 44
Denali Holding Inc. 2013 Stock Incentive Plan | Entity Common Stock, Shares Outstanding - Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares) | shares	61,000,000
Denali Holding Inc. 2013 Stock Incentive Plan | Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares paid for tax withholding (in shares) | shares			1,000,000	200,000
Shares paid for tax withholding			$ 35	$ 6
Dell Technologies Inc. and Denali Holding Inc. 2013 Stock Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant (in shares) | shares		26,000,000	30,000,000	26,000,000
VMware 2007 Equity and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares) | shares			126,000,000
Shares available for future grant (in shares) | shares			16,000,000
Additional authorized shares from business acquisition (in shares) | shares			6,000,000
VMware 2007 Equity and Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested		$ 13	$ 32
Intrinsic value of options exercised		13	62
Unrecognized stock-based compensation expense		46		$ 46
Unvested stock options, weighted-average recognition period				1 year
Tax benefit realized from stock options exercised		$ 4	$ 21
Option exercise price (in dollars per share) | $ / shares		$ 69.38	$ 54.63	$ 69.38		$ 65.01
Granted (in shares) | shares			1,000,000	0
Performance shares granted (in shares) | shares		0
Exercise price as a percent of fair market value of common stock			100.00%
Expected dividend yield			0.00%
VMware 2007 Equity and Incentive Plan | Employee Stock Option | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights			25.00%
VMware 2007 Equity and Incentive Plan | Employee Stock Option | Vesting Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights				25.00%
VMware 2007 Equity and Incentive Plan | Employee Stock Option | Vesting Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights				25.00%
VMware 2007 Equity and Incentive Plan | Employee Stock Option | Vesting Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights				25.00%
VMware 2007 Equity and Incentive Plan | Employee stock - ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			0.00%
VMware 2007 Equity and Incentive Plan | Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested			$ 616	$ 203
Unvested stock options, weighted-average recognition period			1 year 6 months
Performance shares granted (in shares) | shares			8,000,000	2,000,000
Unrecognized stock-based compensation expense			$ 999
Shares paid for tax withholding (in shares) | shares			3,000,000	1,000,000
Shares paid for tax withholding			$ 348	$ 77
Number of outstanding awards (in shares) | shares			17,000,000
Intrinsic value			$ 2,130
Intrinsic value of options vested			$ 946	$ 218
VMware 2007 Equity and Incentive Plan | Restricted Stock Award | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights			25.00%
VMware 2007 Equity and Incentive Plan | Restricted Stock Award | Vesting Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights				25.00%
VMware 2007 Equity and Incentive Plan | Restricted Stock Award | Vesting Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights				25.00%
VMware 2007 Equity and Incentive Plan | Restricted Stock Award | Vesting Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights				25.00%
VMWare Employee Stock Purchase Plan | Employee stock - ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant (in shares) | shares			9,000,000
Award expiration period			12 years
Unrecognized stock-based compensation expense			$ 7
Exercise price as a percent of fair market value of common stock			85.00%
Shares reserved for issuance (in shares) | shares			23,000,000
Award expiration, number of options | option_period			2
Award expiration, term of additional option period			6 years
ESPP withholdings included in accrued and other liabilities			$ 80
Expected dividend yield			0.00%	0.00%
EMC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share) | $ / shares					$ 29.05
VMware
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share) | $ / shares			$ 122.72
Minimum | VMware 2007 Equity and Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, shares issued per award (in shares)			0.5
Minimum | VMware 2007 Equity and Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period			6 years
Minimum | VMware 2007 Equity and Incentive Plan | Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Maximum | VMware 2007 Equity and Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, shares issued per award (in shares)			2.0
Maximum | VMware 2007 Equity and Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period			7 years
Maximum | VMware 2007 Equity and Incentive Plan | Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years